Fixed Assets, Net (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule of fixed assets, net
	December 31,
	2021	2020
	USD in thousands
Cost:
Computers and software	739	595
Office furniture and equipment	255	216
Leasehold improvements	392	349
	1,386	1,160
Less – accumulated depreciation	883	733
Fixed assets, net	503	427